UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F-HR/A

FORM 13F COVER PAGE


Report for the Calendar Year Ended:  December 31, 2008
This Amendment (check only one):	[X] is a restatment (1)
					[ ] adds new holdings entries

Name:		Rothschild Capital Management, LLC
Address:	1122 Kenilworth Avenue
		Suite 317
		Towson, MD 21204

13F File Number:	INITIAL FILING

Person Signing this Report on Behalf of Reporting Manager

Stanford Rothschild
Chairman
410-339-6990


Stanford Rothschild		Towson, MD		March 18, 2009

Report Type:

[X]	13F HOLDINGS REPORT
[ ]	13F Notice
[ ]	13F Combination Report

No other Manages Reporting for this Manger